Leases - Schedule of Commitments under Operating Leases Requiring Annual Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 379
2026	333
2027	298
2028	264
2029	230
Thereafter	1,006
Total	2,510
Less: amount representing interest	555
Total lease liabilities	$ 1,955	$ 1,718